Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net
12	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
Cost:
Office equipment	2,805	2,220	5,025	2,236
Leasehold improvements	1,512	1,013	2,525	1,013
Furniture and fixtures	328	564	892	564
Total cost	4,645	3,797	8,442	3,813
Less: Accumulated depreciation	(3,725)	(3,364)	(7,089)	(3,368)
Less: Accumulated impairment losses	(930)	(423)	(1,353)	(423)
Exchange differences	10	(10)	—	(9)
Property and equipment, net	—	—	—	13

Depreciation expense recognized for the years ended December 31, 2022, 2023 and 2024 are summarized as follows:

	For the years ended December 31,
	2022			2023	2024
	Discontinued	Continuing		Continuing	Continuing
	operations	operations	Total	operations	operations
Cost of revenues	10	1	11	—	—
Research and development expenses	188	32	220	—	—
Sales and marketing expenses	32	187	219	125	4
General and administrative expenses	293	99	392	12	—
Total	523	319	842	137	4